UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

 (Exact name of registrant as specified in charter)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

(Address of principal executive offices)(Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

 (Name and address of agent for service)

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

SEMI-ANNUAL REPORT

September 30, 2013

(Unaudited)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short and options written.

Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 88.45%

Apparel Stores - 2.09%
2,500	Ann, Inc. *	$ 90,550
3,500	Ann, Inc. (*)(***)	126,770
		217,320
Application Software - 1.28%
4,000	Microsoft Corp. ***	133,120

Biotechnology - 2.23%
1,000	Alexion Pharmaceuticals, Inc. *	116,160
1,000	Alexion Pharmaceuticals, Inc. (*)(***)	116,160
		232,320
Broadcasting-Radio - 1.30%
35,000	Sirius XM Radio, Inc. (*)(***)	135,625

Business Services - 2.15%
4,500	Western Union Co.	83,970
7,500	Western Union Co. ***	139,950
		223,920
CATV Systems - 3.21%
1,500	Time Warner Cable, Inc.	167,400
1,500	Time Warner Cable, Inc. ***	167,400
		334,800
Catalog & Mail Order Houses - 2.40%
800	Amazon.com, Inc. (*)(***)	250,112

Chemicals - Major Diversified - 1.97%
1,500	E. I. du Pont de Nemours and Co.	87,840
2,000	E. I. du Pont de Nemours and Co. ***	117,120
		204,960
Cigarettes - 1.45%
1,750	Philip Morris International, Inc. ***	151,532

Copper - 3.18%
6,400	Freeport-McMoRan Copper & Gold, Inc.	211,712
3,600	Freeport-McMoRan Copper & Gold, Inc. ***	119,088
		330,800
Commercial Banks, NEC - 0.86%
1,000	Toronto-Dominion Bank	89,980

Construction Machinery & Equipment - 0.94%
5,000	Manitowoc Co., Inc. *	97,805

Department Stores - 3.22%
12,500	J.C. Penney Co., Inc. *	110,062
1,500	The TJX Companies, Inc.	84,585
2,500	The TJX Companies, Inc. ***	140,975
		335,622
Diversified Investments - 1.56%
570	The Goldman Sachs Group, Inc.	90,179
460	The Goldman Sachs Group, Inc. ***	72,777
		162,956
Electronic Stores - 3.11%
95,000	Radio Shack Corp. *	323,950

Farm & Construction Machinery - 2.00%
1,350	Caterpillar, Inc.	112,590
1,150	Caterpillar, Inc. ***	95,910
		208,500
Farm Machinery & Equipment - 1.10%
2,250	Joy Global, Inc. ***	114,840

Food - Major Diversified - 1.88%
3,000	Annies, Inc. *	147,300
1,000	Annies, Inc. (*)(***)	49,100
		196,400
General Entertainment - 2.91%
5	Priceline.com, Inc. *	5,055
295	Priceline.com, Inc. (*)(***)	298,230
		303,285
Internet Information Providers - 2.52%
50	Google Inc. Class A *	43,796
250	Google Inc. Class A (*)(***)	218,977
		262,773
Investment Advice - 0.50%
6,500	Fortress Investment Group LLC.	51,610

Investment Brokerage-National - 4.08%
12,750	TD Ameritrade Holding Corp.	333,795
3,500	TD Ameritrade Holding Corp. ***	91,630
		425,425
Major Integrated Oil & Gas - 2.04%
750	Chevron Corp.	91,125
1,000	Chevron Corp. ***	121,500
		212,625
Management Services - 2.47%
1,650	Accenture PLC Class A (Ireland)	121,506
1,850	Accenture PLC Class A (Ireland) ***	136,234
		257,740
Money Center Banks - 4.64%
2,000	JP Morgan Chase & Co.	103,380
3,000	JP Morgan Chase & Co. ***	155,070
1,500	Royal Bank of Canada	96,315
2,000	Royal Bank of Canada ***	128,420
		483,185
Networking & Communication Devices - 1.12%
3,000	Cisco Systems, Inc.	70,295
2,000	Cisco Systems, Inc. ***	46,860
		117,155
Oil & Gas Refining & Marketing. - 2.02%
1,000	HollyFrontier Corp.	42,110
4,000	HollyFrontier Corp. ***	168,440
		210,550
Personal Computers - 2.29%
350	Apple, Inc.	166,862
150	Apple, Inc. ***	71,513
		238,375
Pharmaceutical Preparations - 1.22%
30,000	Avanir Pharmaceuticals, Inc. *	126,900

Processed & Packaged Goods - 3.80%
4,250	Green Mountain Coffee Roasters, Inc. *	320,152
1,000	Green Mountain Coffee Roasters, Inc. (*)(***)	75,330
		395,482
Property & Casualty Insurance - 3.59%
4,000	ACE Ltd.	374,240

Restaurants - 2.08%
1,250	McDonald's Corp.	120,263
1,000	McDonald's Corp. ***	96,210
		216,473
Semiconductor-Broad Line - 2.48%
6,000	Avago Technologies Ltd.	258,480

Semiconductor-Specialized - 2.83%
13,000	Cirrus Logic, Inc. *	294,580

Services-Advertising - 0.86%
4,000	Angie's List, Inc. *	89,960

Services-Computer Integrated Systems Design - 0.96%
3,000	Yahoo! Inc. *	99,510

Services-Computer Programming Services - 1.18%
1,500	Cognizant Technology Solutions Corp. *	123,180

Services-Prepackaged Software - 1.17%
1,500	Vmware, Inc. *	121,350

Shipping - 4.32%
21,500	Ship Finance International Ltd.	328,305
8,000	Ship Finance International Ltd. ***	122,160
		450,465
Specialty Eateries - 2.59%
500	Starbucks Corp.	38,485
3,000	Starbucks Corp. ***	230,910
		269,395
Tobacco - 0.85%
2,500	Japan Tobacco, Inc.	89,075

TOTAL FOR COMMON STOCK (Cost $8,921,555) - 88.45%		$ 9,216,375

EXCHANGE TRADED FUNDS - 12.84%
3,750	iPath MSCI India Index ETN *	189,788
2,500	iPath MSCI India Index ETN (*)(***)	126,525
8,000	IQ Global Agribusiness Small Cap *	217,059
5,000	iShares MSCI Germany Index	139,050
3,000	iShares MSCI Germany Index ***	83,430
10,000	iShares MSCI Hong Kong Index	200,300
3,000	iShares MSCI Hong Kong Index ***	60,090
12,500	iShares MSCI Japan ETF	149,000
500	SPDR Gold Shares *	64,090
850	SPDR Gold Shares (*)(***)	108,953

TOTAL EXCHANGE TRADED FUNDS (Cost $1,249,437) - 12.84%		$ 1,338,285

LIMITED PARTNERSHIPS - 2.27%
4,150	Blackstone Group L.P.	103,293
5,350	Blackstone Group L.P. ***	133,162

TOTAL FOR LIMITED PARTNERSHIPS (Cost $212,628) - 2.27%		$ 236,455

REAL ESTATE INVESTMENT TRUSTS - 2.69%
18,250	Invesco Mortgage Capital, Inc.	280,867

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $283,386) - 2.69%		$ 280,867

PUT OPTIONS - 0.93% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Accenture plc
2,500	October 2013 Put @ $72.50	2,925

	ACE Ltd.
2,500	October 2013 Put @ $87.50	438

	Apple, Inc.
300	October 2013 Put @ $450.00	915

	Alexion Pharmaceuticals, Inc.
2,000	October 2013 Put @ $110.00	2,300

	Amazon.com, Inc.
600	October 2013 Put @ $295.00	1,068

	Ann, Inc.
4,000	October 2013 Put @ $34.00	1,100

	Annie's, Inc.
3,000	October 2013 Put @ $45.00	675

	Avago Technologies Ltd.
4,000	October 2013 Put @ $37.50	400

	Blackstone Group L.P.
1,000	October 2013 Put @ $23.00	200

	Caterpillar, Inc.
600	October 2013 Put @ $82.50	750

	Chevron Corp.
1,200	October 2013 Put @ $120.00	1,608

	Cirrus Logic, Inc.
7,500	October 2013 Put @ $24.00	13,500

	Cisco Systems, Inc.
5,000	October 2013 Put @ $24.00	4,650

	Cognizant Technology Solutions Corp.
1,200	October 2013 Put @ $80.00	1,380

	E. I. du Pont de Nemours and Co.
2,500	October 2013 Put @ $57.50	1,500

	The Goldman Sachs Group, Inc.
600	October 2013 Put @ $160.00	2,700

	Google, Inc.
200	October 2013 Put @ $855.00	2,740

	Green Mountain Coffee Roasters, Inc.
3,000	October 2013 Put @ $72.50	7,200

	Invesco Mortgage Capital, Inc.
12,000	October 2013 Put @ $15.00	2,400

	iShares MSCI Germany Index Fund
6,000	October 2013 Put @ $26.00	450

	iShares MSCI Hong Kong Index Fund
8,000	October 2013 Put @ $19.00	800

	Freeport-McMoRan Copper & Gold, Inc.
7,500	October 2013 Put @ $31.00	2,175

	SPDR Gold Shares
1,000	October 2013 Put @ $119.00	400

	HollyFrontier Corp.
4,000	October 2013 Put @ $39.50	1,800

	Joy Global, Inc.
4,000	October 2013 Put @ $52.50	8,360

	JP Morgan Chase & Co.
3,500	October 2013 Put @ $50.00	2,450

	McDonald's Corp
1,500	October 2013 Put @ $95.00	1,050

	Microsoft Corp.
2,000	October 2013 Put @ $32.00	420

	Priceline.com, Inc.
200	October 2013 Put @ $945.00	658

	Philip Morris International, Inc.
1,000	October 2013 Put @ $87.50	1,900

	Radio Shack Corp.
10,000	October 2013 Put @ $3.00	1,300

	Russell 2000 Index
5,000	October 2013 Put @ $940.00	4,750

	Royal Bank of Canada
2,500	October 2013 Put @ $60.00	375

	S&P 500 Index
5,000	October 2013 Put @ $1,515.00	9,250

	Starbucks Corp.
2,500	October 2013 Put @ $75.00	1,800

	TD Ameritrade Holding Corp.
7,500	October 2013 Put @ $25.00	2,250

	Time Warner Cable, Inc.
2,000	October 2013 Put @ $110.00	5,900

	The TJX Companies, Inc.
2,500	October 2013 Put @ $55.00	1,125

	Western Union Co.
7,500	October 2013 Put @ $18.00	937

	Total (Premiums Paid $110,728) - 0.93%	$ 96,599

CALL OPTIONS - 1.34% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call

	Celgene Corp.
1,000	November 2013 Call @ $155.00	7,000

	Cirrus Logic, Inc.
2,000	December 2013 Call @ $24.00	3,700

	Cisco Systems, Inc.
5,000	October 2013 Call @ $23.00	2,750

	Consumer Discret Select Sector SPDR
2,000	December 2013 Call @ $64.00	890

	Consumer Staples Select Sector SPDR
3,000	December 2013 Call @ $43.00	195

	DryShips, Inc.
17,500	October 2013 Call @ $4.00	2,100

	Financial Select Sector SPDR
5,500	October 2013 Call @ $21.00	220

	Freeport-McMoRan Copper & Gold Inc.
10,000	October 2013 Call @ $33.00	7,200

	Gilead Sciences, Inc.
1,000	November 2013 Call @ $62.50	3,300

	Green Mountain Coffee Roasters, Inc.
2,500	November 2013 Call @ $82.50	8,000

	Industrial Select Sector SPDR
3,000	October 2013 Call @ $49.00	60

	Intuitive Surgical, Inc.
600	October 2013 Call @ $350.00	19,530

	iShares China Large-Cap
8,000	October 2013 Call @ $40.00	480

	iShares Core S&P Small-Cap ETF
1,500	October 2013 Call @ $103.00	375

	iShares MSCI Brazil Capped Index Fund
6,000	October 2013 Call @ $50.00	2,040

	iShares MSCI Japan Index Fund
5,000	October 2013 Call @ $12.00	800

	iShares MSCI Switzerland Capped Index Fund
7,500	January 2014 Call @ $32.00	6,563

	iShares S&P SmallCap 600 Growth Index Fund
1,500	October 2013 Call @ $110.00	1,350

	Joy Global, Inc.
7,500	October 2013 Call @ $55.00	2,475

	Market Vectors Russia ETF
7,500	November 2013 Call @ $28.00	7,500

	Microsoft Corp.
10,000	November 2013 Call @ $32.00	17,800

	Regeneron Pharmaceuticals, Inc.
500	November 2013 Call @ $315.00	9,800

	Schwab Emerging Markets Equity ETF
5,000	October 2013 Call @ $25.00	1,375
7,500	January 2014 Call @ $26.00	2,812
		4,187
	Ship Finance International Ltd.
5,000	October 2013 Call @ $15.00	2,375

	TD Ameritrade Holding Corp.
10,000	November 2013 Call @ $27.00	7,500

	Technology Select Sector SPDR
4,000	December 2013 Call @ $34.00	740

	Tesla Motors, Inc.
1,000	October 2013 Call @ $200.00	6,100

	United States Natural Gas
20,000	October 2013 Call @ $18.00	12,400

	Vanguard FTSE Europe ETF
3,000	December 2013 Call @ $57.00	1,650

	Vanguard Small Cap Value ETF
1,500	October 2013 Call @ $95.00	225

	Total (Premiums Paid $163,231) - 1.34%	$ 139,305

SHORT TERM INVESTMENTS - 1.49%
155,628	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.02% ** (Cost $155,628)	155,628

TOTAL INVESTMENTS (Cost $11,096,593) - 110.01%		$ 11,463,514

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.01)%		(1,043,365)

NET ASSETS - 100.00%		$ 10,420,149

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2013.
*** Securities held as collateral for securities sold short and written options at September 30, 2013.

The accompanying notes are an integral part of these financial statements.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Securities Sold Short
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK

Motor Vehicles & Passenger Car Bodies
1,000	Tesla Motors, Inc. *	$ 193,370

TOTAL FOR COMMON STOCK (Proceeds $147,572)		$ 193,370

EXCHANGE TRADED FUNDS
3,000	Consumer Discret Select Sector SPDR	$ 181,890
4,000	Consumer Staples Select Sector SPDR	159,200
11,000	Financial Select Sector SPDR	218,955
4,500	Industrial Select Sector SPDR	208,823
7,000	iShares MSCI Switzerland Index	218,960
3,000	iShares S&P 500 Growth Index	268,080
2,000	iShares S&P 500 Value Index	156,640
2,000	iShares S&P SmallCap 600 Growth	216,720
2,000	iShares S&P SmallCap 600 Index	199,600
9,626	Schwab Emerging Markets Equity ETF *	236,703
6,500	Technology Select Sector SPDR	208,260
4,750	Vanguard MSCI Europe ETF	258,875
2,250	Vanguard Small Cap Value ETF *	203,040

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,224,716)		$ 2,735,746

TOTAL SECURITIES SOLD SHORT (Total Proceeds $2,372,288)		$ 2,929,116

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Schedule of Options Written
September 30, 2013 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Alexion Pharmaceuticals, Inc.
October 2013 Call @ $125.00	1,500	$ 1,200

Amazon.com, Inc.
October 2013 Call @ $335.00	400	384

Annie's, Inc.
October 2013 Call @ $50.00	2,000	1,500

Apple Inc.
October 2013 Call @ $515.00	400	920

Blackstone Group L.P.
October 2013 Call @ $25.00	4,000	2,280

Chevron Corp.
October 2013 Call @ $130.00	1,000	50

Cirrus Logic, Inc.
October 2013 Call @ $28.00	6,500	325
December 2013 Call @ $29.00	2,000	1,100
		1,425
Cognizant Technology Solutions Corp.
October 2013 Call @ $90.00	1,000	150

DryShips, Inc.
October 2013 Call @ $3.50	35,000	10,150

E. I. du Pont de Nemours and Co.
October 2013 Call @ $65.00	2,000	40

Freeport-McMoRan Copper & Gold Inc.
October 2013 Call @ $36.00	10,000	500

Google Inc.
October 2013 Call @ $985.00	200	140

The Goldman Sachs Group, Inc.
October 2013 Call @ $180.00	1,000	60

Green Mountain Coffee Roasters, Inc.
October 2013 Call @ $85.00	4,500	3,690

HollyFrontier Corp.
October 2013 Call @ 45.50	2,000	360

Intuitive Surgical, Inc.
October 2013 Call @ $385.00	600	6,780

Joy Global, Inc.
October 2013 Call @ $57.50	5,000	750

JPMorgan Chase & Co.
October 2013 Call @ $60.00	2,500	50

Microsoft Corp.
October 2013 Call @ $37.00	3,500	105
November 2013 Call @ $35.00	10,000	4,900
		5,005
Priceline.com Inc.
October 2013 Call @ $1,065.00	200	974

SPDR Gold Shares
October 2013 Call @ $135.00	1,000	450

Starbucks Corp.
October 2013 Call @ $82.50	1,500	195

TD Ameritrade Holding Corp.
October 2013 Call @ $29.00	6,000	600

The TJX Companies, Inc.
October 2013 Call @ $60.00	2,000	200

Time Warner Cable, Inc.
October 2013 Call @ $125.00	1,500	1,650

Total (Premiums Received $45,209)		$ 39,503

PUT OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Put	Value

Accenture Plc.
October 2013 Put @ $70.00	2,000	800

Alexion Pharmaceuticals, Inc.
October 2013 Put @ $105.00	1,500	675

Amazon.com, Inc.
October 2013 Put @ $285.00	400	328

Ann, Inc.
October 2013 Put @ $32.00	3,000	360

Apple Inc.
October 2013 Put @ $430.00	500	455

Avanir Pharmaceuticals, Inc.
March 2014 Put @ $3.00	20,000	11,000

Caterpillar, Inc.
October 2013 Put @ $80.00	400	208

Chevron Corp.
October 2013 Put @ $115.00	1,000	370

Cirrus Logic, Inc.
October 2013 Put @ $23.00	6,500	7,410

Cisco Systems, Inc.
October 2013 Put @ $23.00	2,500	800

Cognizant Technology Solutions Corp.
October 2013 Put @ $75.00	1,000	280

Consumer Discret Select Sector SPDR
December 2013 Put @ $55.00	2,000	1,000

Consumer Staples Select Sector SPDR
December 2013 Put @ $37.00	3,000	990

DryShips, Inc.
October 2013 Put @ $3.00	30,000	2,100

E. I. du Pont de Nemours and Co.
October 2013 Put @ $55.00	2,000	320

Financial Select Sector SPDR
October 2013 Put @ $18.00	5,500	275

Freeport-McMoRan Copper & Gold, Inc.
October 2013 Put @ $29.00	7,500	675

The Goldman Sachs Group, Inc.
October 2013 Put @ $150.00	400	460

Google, Inc.
October 2013 Put @ $825.00	200	1,080

Green Mountain Coffee Roasters, Inc.
October 2013 Put @ $70.00	2,000	3,320

HollyFrontier Corp.
October 2013 Put @ $37.50	3,000	375

Intuitive Surgical, Inc.
October 2013 Put @ $350.00	200	1,300

iShares Core S&P Small-Cap ETF
October 2013 Put @ $88.00	1,500	300

iShares MSCI Switzerland Capped Index
January 2014 Put @ $28.00	7,500	3,563

iShares S&P SmallCap 600 Growth Fund
October 2013 Put @ $96.00	1,500	225

J.C. Penny Company, Inc.
November 2013 Put @ $9.00	10,000	11,600

Joy Global, Inc.
October 2013 Put @ $50.00	1,500	1,275

McDonald's Corp.
October 2013 Put @ $92.50	1,000	250

Microsoft Corp.
October 2013 Put @ $31.00	2,000	200

Philip Morris International, Inc.
October 2013 Put @ $85.00	1,000	900

Priceline.com, Inc.
October 2013 Put @ $915.00	200	244

Radio Shack Corp.
October 2013 Put @ $4.00	20,000	15,800

Russell 2000 Index
October 2013 Put @ $980.00	5,000	10,500

Schwab Emerging Markets Equity ETF
January 2014 Put @ $23.00	7,500	6,375

Ship Finance International Ltd.
October 2013 Put @ $15.00	2,500	500

SPDR Gold Shares
October 2013 Put @ $114.00	1,000	175

SPX Corp.
October 2013 Put @ $1,570.00	5,000	17,500

Starbucks Corp.
October 2013 Put @ $70.00	1,500	210

TD Ameritrade Holding Corp.
October 2013 Put @ $24.00	6,000	750

Technology Select Sector SPDR
December 2013 Put @ $29.00	4,000	960

Tesla Motors, Inc.
October 2013 Put @ $155.00	1,000	880

The TJX Companies, Inc.
October 2013 Put @ $52.50	2,000	240

Time Warner Cable, Inc.
October 2013 Put @ $105.00	1,500	1,500

Vanguard FTSE Europe ETF
December 2013 Put @ $49.00	3,000	1,200

Vanguard Small-Cap Value ETF
October 2013 Put @ $80.00	1,500	225

Total (Premiums Received $122,928)		$ 109,953

TOTAL WRITTEN OPTIONS (Premium Received $168,137)		$ 149,456

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Assets and Liabilities
September 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $11,096,593)	$ 11,463,514
Cash	1,915,768
Receivables:
Due from Adviser	7,423
Dividends and Interest	24,920
Portfolio Securities Sold	1,213,911
Prepaid Expenses	5,643
Total Assets	14,631,179
Liabilities:
Covered Options Written, at Value (Premium Received $168,137)	149,456
Securities Sold Short, at Value (Proceeds $2,372,288)	2,929,116
Payables:
Portfolio Securities Purchased	1,093,652
Dividends on Securities Sold Short	7,286
Interest on Securities Sold Short	8,456
Shareholder Redemption	2,000
Accrued Expenses	21,064
Total Liabilities	4,211,030
Net Assets	$ 10,420,149

Net Assets Consist of:
Paid In Capital	$ 9,915,176
Accumulated Undistributed Net Investment Loss	(24,193)
Accumulated Undistributed Realized Gain on Investments	700,392
Unrealized Depreciation in Value of Investments	(171,226)
Net Assets	$ 10,420,149

Shares Outstanding	680,980

Net Asset Value and Redemption Price Per Share	$ 15.30

Maximum Offering Price Per Share ($15.30/0.9525)	$ 16.06

Short-Term Redemption Price Per Share ($15.30 x 0.98) *	$ 15.00

* The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Operations
For the Six Months Ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$ 139,566
Interest	0
Total Investment Income	139,566

Expenses:
Advisory Fees (Note 4)	71,497
Transfer Agent & Accounting Fees	13,515
Administrative Fees	3,464
Shareholder Service Fees (Note 5)	11,996
Compliance Fees	4,049
Registration Fees	1,858
Audit Fees	13,271
Legal Fees	11,513
Insurance Fees	5,495
Miscellaneous Fees	3,698
Custodial Fees	3,049
Trustee Fees	2,406
Printing and Mailing	708
Interest on Securities Sold Short	48,157
Dividends on Securities Sold Short	24,729
Total Expenses	219,405
Fees Waived and Reimbursed by the Advisor (Note 4)	(52,470)
Net Expenses	166,935

Net Investment Loss	(27,369)

Realized Gain/(Loss) on:
Investments in Securities	1,019,175
Investments in Options	(300,592)
Options Written	168,800
Securities Sold Short	(69,484)
Net Realized Gain on Investments, Options and Securities Sold Short	817,899

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	(398,069)
Investments in Options	919
Options Written	(23,718)
Securities Sold Short	(198,741)
Change in Unrealized Appreciation/Depreciation	(619,609)

Net Realized and Unrealized Gain on Investments	198,290

Net Increase in Net Assets Resulting from Operations	$ 170,921

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2013	3/31/2013
Increase/Decrease in Net Assets From Operations:
Net Investment Loss	$ (27,369)	$ (58,984)
Net Realized Gain on Investments in Securities	1,019,175	487,086
Net Realized Loss on Investments in Options	(300,592)	(495,156)
Net Realized Gain on Options Written	168,800	710,220
Net Realized Loss on Securities Sold Short	(69,484)	(122,703)
Change in Unrealized Depreciation on Investments in Securities	(398,069)	(183,005)
Change in Unrealized Appreciation/Depreciation on Investments in Options	919	(41,812)
Change in Unrealized Appreciation/Depreciation on Options Written	(23,718)	10,736
Change in Unrealized Depreciation on Securities Sold Short	(198,741)	(156,292)
Net Increase in Net Assets Resulting from Operations	170,921	150,090

Distributions to Shareholders:
Realized Gains	-	(399,125)
Total Dividends and Distributions Paid to Shareholders	-	(399,125)

Capital Share Transactions (Note 6)	1,441,693	1,499,754

Total Increase in Net Assets	1,612,614	1,250,719

Net Assets:
Beginning of Period	8,807,535	7,556,816

End of Period (including accumulated undistributed net investment	$ 10,420,149	$ 8,807,535
Income (Loss) of $(24,193) and $3,176, respectively).

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year Ended	Period Ended	(a)
	9/30/2013		3/31/2013	3/31/2012

Net Asset Value, at Beginning of Period	$ 15.01		$ 15.58	$ 15.00

Income From Investment Operations:
Net Investment Loss *	(0.04)		(0.12)	(0.09)
Net Realized and Unrealized Gain/(Loss) on Investments	0.33		0.34	0.67
Total from Investment Operations	0.29		0.22	0.58

Distributions:
Net Investment Income	-		-	-
Realized Gains	-		(0.79)	-
Total from Distributions	-		(0.79)	-

Net Asset Value, at End of Period	$ 15.30		$ 15.01	$ 15.58

Total Return ** (b)	1.93%		1.59%	3.87%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,420		$ 8,808	$ 7,557
Before Waiver:
Ratio of Expenses to Average Net Assets	4.57%	***	5.46%	6.80%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	3.05%	***	3.93%	5.71%	***
After Waiver:
Ratio of Expenses to Average Net Assets	3.48%	***	3.49%	3.05%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.96%	***	1.96%	1.96%	***
Ratio of Net Investment Loss to Average Net Assets	(0.57)%	***	(0.78)%	(0.78)%	***
Portfolio Turnover	224.76%		91.43%	120.12%

(a) For the period June 8, 2011 (commenced operations) through March 31, 2012
(b) Not Annualized for periods less than one year.
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

NOTE 1. ORGANIZATION

Philadelphia Investment Partners New Generation Fund (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value. Shares of the Trust may be offered in one or more classes or series. The Trust currently offers Shares of one diversified portfolio, also named Philadelphia Investment Partners New Generation Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies.

The Board of Trustees (the “Board”) is authorized to engage an investment adviser and it has selected Philadelphia Investment Partners, LLC (the “Investment Adviser”) to manage the Fund’s portfolio and operations, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). The Investment Adviser is a New Jersey limited liability company that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, the Investment Adviser provides investment advisory services to the Fund, including the day-to-day management of the Fund’s investments subject to the ultimate supervision of the Board.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. Exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects any risk of loss to be remote.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Security Valuation- The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Adviser at their fair values pursuant to guidelines established by the Board, and under the ultimate oversight of the Board.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded.  Options on indices are valued at the closing mid-market price.  If such prices are not available, options and futures contracts are valued by the Investment Adviser, pursuant to guidelines established by the Board and under the ultimate oversight of the Board, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Investment Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Fund may be delayed or limited.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transaction Timing- Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the first in first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There was no redemption fees collected for the Fund during the six months ended September 30, 2013.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended September 30, 2013, related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended September 30, 2013, the Fund did not incur any interest or penalties.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Subsequent Events- Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2013:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 9,216,375	$ -	$ -	$ 9,216,375
Exchange Traded Funds	1,338,285	-	-	1,338,285
Limited Partnerships	236,455	-	-	236,455
Real Estate Investment Trusts	280,867	-	-	280,867
Put Options Purchased	96,599	-	-	96,599
Call Options Purchased	139,305	-	-	139,305
Short-Term Investments:
Invesco Stit Liquid Assets Portfolio Private Class	155,628	-	-	155,628
Total	$ 11,463,514	$ -	$ -	$ 11,463,514

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Common Stock	$ (193,370)	$ -	$ -	$ (193,370)
Exchange Traded Funds	(2,735,746)	-	-	(2,735,746)
Put Options Written	(39,503)	-	-	(39,503)
Call Options Written	(109,953)	-	-	(109,953)
Total	$ (3,078,572)	$ -	$ -	$ (3,078,572)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2013. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has an Investment Advisory Agreement with the Investment Adviser to furnish investment advisory and management services to the Fund. For its services, the Fund will pay the Investment Adviser an investment advisory fee, computed daily and payable monthly (in arrears) at an annual rate of 1.49% of the average daily net assets held in the Fund.

In the interest of limiting Fund expenses, the Investment Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Investment Adviser has agreed to reduce its fees and/or reimburse expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets. To the extent that the Fund incurs any excluded expenses (e.g., dividend expenses on securities sold short and interest expenses on borrowings), the net expenses will exceed 1.96%. This expense limitation agreement will have a term ending October 1, 2014. To the extent that the Investment Adviser reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Investment Adviser is subject to approval by the Board. This expense limitation agreement may be terminated prior to October 1, 2014 only with the consent of the Board. For the six months ended September 30, 2013, the Investment Adviser earned advisory fees of $71,497, and reduced its fees and reimbursed expenses in the amount of $52,470.  As of September 30, 2013, the Investment Adviser owed the Fund $7,423.

As of March 31, 2013, the following is subject to repayment by the Fund to the Investment Adviser pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2012	March 31, 2015	$131,463
March 31, 2013	March 31, 2016	$148,967

Rafferty Capital Markets, LLC (“Rafferty”) will serve as the Fund’s primary underwriter and distributor of its Shares pursuant to an Underwriting Agreement with the Trust.  Rafferty serves for the limited purpose of acting as statutory underwriter to facilitate the distribution of Shares of the Fund.  For its services as the principal underwriter to the Fund, Rafferty is entitled to be paid an annual fixed fee of $11,000 by the Fund, and to retain the portion of the underwriting concession that is not re-allowed to selling brokers.  Rafferty may receive brokerage commissions for the sale of Fund Shares.  Rafferty may also receive out-of-pocket expenses and fees for tasks such as advertising review and supervising Trust personnel who may be registered persons.  Currently, one Trust Officer, Joseph B. Duncan, is also a registered person with Rafferty.  The Fund charges a maximum front-end sales charge of 4.75%. There were no aggregate underwriter concessions on all sales of Fund Shares during the six months ended September 30, 2013.  For the six months ended September 30, 2013, Rafferty did not receive a payment in sales commissions for the sale of Fund Shares.

NOTE 5. TRUSTEES’ FEES

For the six-months ended September 30, 2013, the Trust paid trustees’ fees of $2,406 to its Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).  The Trust does not pay its Independent Trustees an annual retainer but does pay them a fee of $250 per meeting attended and reimburses them for their travel and incidental expenses incurred by them in connection with their attendance at Board meetings.  The Trustees and Officers of the Trust who are officers and employees of the Investment Adviser do not receive compensation from the Trust for their services and are paid for their services by the Investment Adviser.  The Trust’s Chief Compliance Officer is not an officer or employee of the Investment Adviser and is compensated directly by the Fund for his services.

NOTE 6. SHAREHOLDER SERVICE FEES

The Trust has adopted a Shareholder Services Plan that provides that the Fund may pay financial intermediaries and the Investment Adviser for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Shareholder Services Plan is not adopted pursuant to the Rule 12b-1 under the 1940 Act, and the fee under the Shareholder Services Plan is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority.  For the six months ended September 30, 2013, the third party intermediaries and the Investment Adviser earned servicing fees of $11,996.

NOTE 7. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at September 30, 2013, was $9,915,176 representing 680,980 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Capital	Shares	Capital
Shares sold	111,715	$ 1,704,094	163,982	$ 2,460,305
Shares reinvested	-	-	27,450	399,125
Shares redeemed	(17,331)	(262,401)	(89,896)	(1,360,170)
Net Increase	94,384	$ 1,441,693	101,536	$ 1,499,260

There was no redemption fees collected for the Fund during the six months ended September 30, 2013.

NOTE 8. OPTIONS

Transactions in written options during the six months ended September 30, 2013, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at March 31, 2013	3,588	$ 186,336
Options written	14,781	857,367
Options exercised	(189)	(11,329)
Options expired	(7,694)	(375,223)
Options terminated in closing purchase transaction	(7,590)	(489,014)
Options outstanding at September 30, 2013	2,896	$ 168,137

Transactions in purchased options during the six months ended September 30, 2013, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at March 31, 2013	3,337	$ 255,127
Options purchased	14,342	1,144,688
Options exercised	(269)	(27,438)
Options expired	(6,587)	(403,635)
Options terminated in closing sale transaction	(7,803)	(694,783)
Options outstanding at September 30, 2013	3,020	$ 273,959

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

Derivatives

Options written

($149,456)

    Asset

Derivatives

Investments in Securities                        $235,904

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2013, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Change in Unrealized Gain/(Loss)
Options Written & Purchased	Realized Gain/(Loss) on Investments in Options and Options Written	($131,792)	Change in Unrealized Appreciation(Depreciation) on Investments in Options and Options Written	($22,799)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

NOTE 9. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $24,014,703 and $21,895,521, respectively. Purchases and sales of securities sold short aggregated $236,665 and $412,255, respectively. Purchases and sales of options aggregated $1,144,666 and $825,264, respectively.  Purchases and sales of options written aggregated $706,766 and $857,368, respectively.

NOTE 10. TAX MATTERS

For the six months ended September 30, 2013, there were no distributions paid.

For the year ended March 31, 2013, the Fund paid a short-term capital gain distribution of $327,962, and a long-term capital gain distribution of $71,163.

At March 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary loss	$ 0
Undistributed long term capital gain	264,300
Accumulated earnings	$264,300

Accumulated capital and other gains	$264,300
Unrealized appreciation	69,752
Total accumulated earnings	$334,052

At March 31, 2013, the cost of investments for federal income tax purposes was $6,981,460 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,135,858
Unrealized depreciation	(1,066,106)
Net unrealized appreciation *	$ 69,752

* The difference between book-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and straddles and mark to market on 1256 contracts.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal and state tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTE 11. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2013, Charles Schwab & Co., in omnibus accounts, in aggregate, owned approximately 98.65% of the Fund and may be deemed to control the Fund.

NOTE 12. CHANGE OF SERVICE PROVIDER

On May 23, 2013, the Board of Trustees of the Trust, upon the recommendation of the Audit Committee of the Board of Trustees, determined not to retain KPMG LLP (“KPMG”) and approved a change of the Trust’s independent registered public accounting firm to BBD, LLP (“BBD”) for the Trust and Fund, for the fiscal year ending March 31, 2014. The selection of BBD as the Fund’s independent registered public accountants was approved by the Trust’s Board of Trustees, including a majority of the members of the Board of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act).  KPMG was notified of the change on June 26, 2013.  During the Fund’s fiscal years or periods ended March 31, 2013 and March 31, 2012 and the subsequent interim period through June 26, 2013, neither the Trust, the Fund nor anyone on their behalf has consulted BBD on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).  KPMG’s reports on the Fund’s financial statements for the fiscal years or periods ended March 31, 2013 and March 31, 2012 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  Further, in connection with its audits for the fiscal years ended March 31, 2013 and March 31, 2012, and through June 26, 2013, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

Philadelphia Investment Partners New Generation Fund
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Philadelphia Investment Partners New Generation Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$1,019.32	$9.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.24	$9.90

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2011. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-899-8344, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-899-8344 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-888-899-8344 to request a copy of the SAI or to make shareholder inquiries.

Annual Approval of Investment Advisory Agreement – Philadelphia Investment Partners, LLC (the “Investment Adviser”) serves as the investment adviser to Philadelphia Investment Partners New Generation Fund (the “Fund”).  The Board of Trustees (the “Board”) most recently approved the continuance of the investment advisory agreement (the “Investment Advisory Agreement”) between Philadelphia Investment Partners New Generation Fund (the “Trust”), on behalf of the Fund, and the Investment Adviser at a regular meeting of the Board held on September 19, 2013 (the “Meeting”).  The Meeting was called, in part, to act upon the continuance of such Investment Advisory Agreement.  This approval by the Board included the approval of a majority of those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), and by a majority of the entire Board.

Prior to the Meeting, the Board received and reviewed certain materials concerning the renewal of the Investment Advisory Agreement.  The materials included:  (i) a memorandum prepared by counsel setting forth the Board’s fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Investment Advisory Agreement; (ii) a copy of the Investment Adviser’s responses to a request for information necessary to evaluate the terms of the Investment Advisory Agreement renewal (the “Adviser Questionnaire”); (iii) a copy of Form ADV, Part I and Part 2 for the Investment Adviser; (iv) a copy of the Investment Advisory Agreement; (v) a copy of the Expense Limitation and Reimbursement Agreement; and (vi) a certification from the Investment Adviser that it has a compliance program in place.

The Adviser Questionnaire provided to the Board contained detailed information concerning the Investment Adviser and the Investment Advisory Agreement renewal, including:  (i) information on the Investment Adviser’s business and services; (ii) information concerning the employees of the Investment Adviser who serviced the Fund; (iii) information on the Investment Adviser’s investment process; (iv) performance information comparing the Fund to other, similar mutual funds; (v) information on the Investment Adviser’s trading and brokerage practices; (vi) information concerning investment advisory fees; (vii) information concerning the Fund’s Expense Limitation and Reimbursement Agreement; (viii) information concerning other fees eligible to be earned by the Investment Adviser with respect to its relationship with the Fund, such as shareholder servicing fees; (ix) information concerning investment advisory fees and total operating expenses as a percentage of net assets paid by the Fund and other, similar mutual funds both before and after fee waivers and expense reimbursements; and (x) other information concerning the Investment Adviser such as information concerning its compliance procedures, code of ethics and insurances.

At the Meeting, the Board was provided a copy of the Investment Adviser’s compliance manual and the opportunity to speak with the Trust’s Chief Compliance Officer.  The Chief Compliance Officer described to the Board his on-site review of the Investment Adviser’s office.

The Board decided to approve the renewal of the Investment Advisory Agreement for a one-year period commencing October 1, 2013 based upon their evaluation of:  (i) the nature, extent and quality of the services provided; (ii) the experience and qualification of the persons at the Investment Adviser providing investment advisory services to the Fund, especially the background and experience of Peter C. Zeuli, the Fund’s Portfolio Manager; (iii) the fee structure, the existence of the current Expense Limitation and Reimbursement Agreement, and the Fund’s expense ratio in relation to those of other investment companies having comparable investment policies and limitations, noting the Investment Adviser’s commitment to cap expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets; (iv) the Fund’s performance; and (v) the Investment Adviser’s entrepreneurial risk in organizing the Fund and bearing certain costs until the Fund’s assets increased.

In voting to approve the Investment Advisory Agreement, the Board considered all relevant factors and the information presented to the Board by the Investment Adviser.  It was noted that during the Board’s consideration of the factors listed above, different Trustees gave different weight to different items.  In general, the Independent Trustees considered it to be most significant that the proposed investment advisory arrangement would assure a continuity of relationships to service the Fund.

The Trustees considered the terms and conditions of the existing Investment Advisory Agreement that was being renewed, noting that the terms and conditions were the same, including the provision for advisory fees.  The Trustees also considered the nature, quality and scope of the investment advisory services that had been provided to the Fund by the Investment Adviser in the past and the services that were expected to continue in the future.  Further, the Independent Trustees considered the Investment Adviser’s personnel assigned to service the Fund.  The Independent Trustees were pleased with the hiring of a third-party Chief Compliance Officer to service the Fund.  The Board concluded that the nature, quality and scope of the investment advisory services provided by the Investment Adviser in advising the Fund were very satisfactory.

The Trustees considered the performance results of the Fund over various time periods.  They reviewed information comparing the Fund’s performance with the performance of other, similar mutual funds and with its benchmark indices.  The Independent Trustees questioned the Investment Adviser concerning changes to some of the other long/short mutual fund’s used in comparison.  It was noted that the changes were to eliminate funds that were too domestic and did not reflect the Fund’s global long/short strategy.  The Board reviewed the performance information provided, noting some underperformance in comparison to other, similar mutual funds but also determining that the Fund was performing competitively in comparison to its peer group.  Overall, the Trustees noted that the Fund was ranked in the top 25% of all global long/short mutual funds.

The Trustees considered the investment advisory fees and other expenses paid by the Fund directly and in comparison to information regarding the fees and expenses incurred by other, similar mutual funds.  The Trustees noted that current expenses as a percentage of average net assets before expense waivers and reimbursements were high due to the Fund’s low asset size.  This was expected to change as assets increased.  Only one other comparable mutual fund had a similar asset size to the Fund’s.  The Fund’s current expenses as a percentage of average net assets after expense waivers and reimbursements were lower than the other, similar mutual funds.  The Independent Trustees also discussed the current Expense Limitation and Reimbursement Agreement, the fact that the Investment Adviser was waiving fees and reimbursing expenses, and the amount of fees waived and expenses reimbursed.  The Board expressed approval that the Investment Adviser was willing to continue to cap fees and expenses to permit the Fund a chance to grow its assets.  The Independent Trustees questioned the Investment Adviser about the amount of total assets under its management other than in the Fund and the average fees charged to such accounts.  Based upon these discussions, the Board determined that the Investment Adviser had the means available to meet its commitments to waive fees and/or reimburse Fund expenses pursuant to the Expense Limitation and Reimbursement Agreement.  The Trustees further decided that the investment advisory fees charged were fair and reasonable in comparison to the investment advisory fees charged by other, similar mutual funds.

The Board noted that one of the Trustees, Mr. Zeuli, was also the owner of the Investment Adviser and would benefit by the continuance of the investment advisory agreement.  The Trustees also reviewed and discussed other aspects of the Investment Adviser, such as the fact that the Investment Adviser was eligible to receive other compensation from the relationship, such as shareholder servicing fees.  It was noted that, to date, the Investment Adviser has not received any investment advisory or shareholder servicing fees.  The Board also reviewed the Investment Adviser’s soft-dollar practices.  The Investment Adviser explained that soft-dollars were used to obtain research to benefit the Fund and its shareholders.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered, and the amounts to be paid under the contract, with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors).  These factors were considered not to be relevant in a situation where the Trustees were determining whether to re-approve an agreement with an existing entity on the same terms and conditions.  Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities.

INVESTMENT ADVISOR

Philadelphia Investments Partners, LLC

1233 Haddonfield-Berlin Road, Suite 7

Voorhees, NJ  08043

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Montgomery, McCracken, Walker & Rhoads, LLP

123 South Broad Street

Avenue of Arts

Philadelphia, PA  19109

CUSTODIAN

Union Bank

350 California Street

San Francisco, CA  94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date December 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date December 4, 2013

* Print the name and title of each signing officer under his or her signature.